Note 18 - Financial Instruments (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Investment, Other than Temporary Impairment		$ 4,421,452
Fair Value Assumptions, Expected Dividend Rate		19.00%
Investments and Other Noncurrent Assets	$ 4,000,000	$ 4,000,000	$ 7,396,738	$ 6,183,800
Long-term Debt, Fair Value	51,600,000	51,600,000
Difference Between Fair Value and Carrying Value	800,000	800,000
Long-term Debt	52,356,915	$ 52,356,915
Euromar LLC, The Joint Venture [Member]
Fair Value Inputs, Cost of Capital		9.50%
Other Investment, Other than Temporary Impairment	$ 4,421,452	$ 4,421,452
Equity Method Investments [Member] | Minimum [Member]
Fair Value Inputs, Cost of Capital		9.00%
Equity Method Investments [Member] | Maximum [Member]
Fair Value Inputs, Cost of Capital		10.00%
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	1	1
Derivative, Notional Amount	$ 10,000,000	$ 10,000,000